Fixed assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost	R$ 23,386	R$ 22,031
Depreciation	(15,423)	(14,921)
Impairment	(196)	(147)
Residual	7,767	6,963
Disposals	3	3
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Cost	7,132	7,372
Depreciation	(3,835)	(4,089)
Impairment	(151)	(110)
Residual	3,146	3,173
Real Estates [Member] | Land [member]
IfrsStatementLineItems [Line Items]
Cost	1,199	1,127
Residual	1,199	1,127
Real Estates [Member] | Building And Improvements [Member]
IfrsStatementLineItems [Line Items]
Cost	5,933	6,245
Depreciation	(3,835)	(4,089)
Impairment	(151)	(110)
Residual	R$ 1,947	R$ 2,046
Real Estates [Member] | Building And Improvements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	4.00%	4.00%
Real Estates [Member] | Building And Improvements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 16,254	R$ 14,659
Depreciation	(11,588)	(10,832)
Impairment	(45)	(37)
Residual	4,621	3,790
Other Fixed Assets [Member] | Installations And Furniture [Member]
IfrsStatementLineItems [Line Items]
Cost	3,559	3,312
Depreciation	(2,655)	(2,463)
Impairment	(14)	(10)
Residual	R$ 890	R$ 839
Other Fixed Assets [Member] | Installations And Furniture [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member] | Installations And Furniture [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Other Fixed Assets [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 9,786	R$ 9,094
Depreciation	(7,659)	(7,170)
Impairment	(31)	(27)
Residual	R$ 2,096	R$ 1,897
Other Fixed Assets [Member] | Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Other Fixed Assets [Member] | Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	50.00%	50.00%
Other Fixed Assets [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 2,909	R$ 2,253
Depreciation	(1,274)	(1,199)
Residual	R$ 1,635	R$ 1,054
Other Fixed Assets [Member] | Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member] | Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%